Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash			$ 497,259
Prepaid Expenses	36,775	81,223	600,493
Due from Sponsor	25,034
Total Current Assets	61,809	81,223	1,097,752
Prepaid expenses - noncurrent			80,170
Investments held in Trust Account	6,601,357	19,901,169	299,004,083
Total Assets	6,663,166	19,982,392	300,182,005
Current Liabilities:
Accounts Payable	903,687	152,005	180,634
Loan and Transfer note - payable	436,284	12,384
Subscription Agreement loan	4,903,971
Other Current Liabilities	328,939	238,939	122,689
Total Current Liabilities	6,572,881	403,328	303,323
Long-Term Liabilities:
Deferred Underwriting fee payable			10,812,500
Total Liabilities	6,572,881	403,328	11,115,823
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 1,803,729 and 28,750,000 shares as of December 31, 2023 and 2022, respectively	6,601,357	19,901,169	299,004,083
Stockholders Equity:
Preference shares; $0.0001 par value, 5,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	8,863,852	10,964,930
Accumulated Deficit	(15,375,643)	(11,287,754)	(9,938,620)
Total Equity	(6,511,072)	(322,105)	(9,937,901)
TOTAL LIABILITIES AND EQUITY	6,663,166	19,982,392	300,182,005
Aspire Biopharma Inc [Member]
Current Assets:
Cash	16,541	11,174	38
Subscriptions Receivable
Prepaid Expenses	167,500	35,000	22,500
Total Current Assets	184,041	46,174	22,538
Total Assets	184,041	46,174	22,538
Current Liabilities:
Accounts Payable	129,390	172,773	122,734
Other Current Liabilities	3,126	626	626
Short-term loans from shareholders	853,113	360,636	27,967
Total Current Liabilities	985,629	534,035	151,327
Long-Term Liabilities:
Contingent Liability (SEC)
Total Long-Term Liabilities
Total Liabilities	985,629	534,035	151,327
Stockholders Equity:
Common stock	221,661	221,500	221,500
Additional paid-in-capital	1,015,484	758,000	758,000
Accumulated Deficit	(2,038,733)	(1,467,361)	(1,108,290)
Total Equity	(801,588)	(487,861)	(128,790)
TOTAL LIABILITIES AND EQUITY	184,041	46,174	22,538
Common Class A [Member]
Stockholders Equity:
Common stock	719	719
Common Class B [Member]
Stockholders Equity:
Common stock			$ 719